Tangible assets - Impairment Loss on Investment Properties (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Impairment Loss on Investment Properties [Line Items]
Impairment Loss	$ 0	$ (1,735,867)	$ (4,772,385)
Real estate
Disclosure of Impairment Loss on Investment Properties [Line Items]
Impairment Loss	(37,655,235)	(518,959)
Real estate | Real Estate - Torre BBVA
Disclosure of Impairment Loss on Investment Properties [Line Items]
Impairment Loss	(16,683,862)	0
Real estate | Real Estate - Della Paolera
Disclosure of Impairment Loss on Investment Properties [Line Items]
Impairment Loss	(10,877,934)	0
Real estate | Real Estate - Edificio Tesla
Disclosure of Impairment Loss on Investment Properties [Line Items]
Impairment Loss	(8,605,852)	0
Real estate | Real Estate - Viamonte
Disclosure of Impairment Loss on Investment Properties [Line Items]
Impairment Loss	$ (1,487,587)	$ (518,959)